Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Consolidated Statements of Operations and Comprehensive Income
Net revenues	¥ 112,625,807	$ 16,105,276	¥ 105,295,236	¥ 103,468,159
Cost of revenues	(40,223,939)	(5,751,947)	(39,488,152)	(40,404,765)
Gross profit	72,401,868	10,353,329	65,807,084	63,063,394
Operating expenses:
Selling and marketing expenses	(14,619,702)	(2,090,590)	(14,147,657)	(13,969,460)
General and administrative expenses	(4,228,189)	(604,623)	(4,550,625)	(4,899,880)
Research and development expenses	(17,719,110)	(2,533,799)	(17,524,812)	(16,484,910)
Total operating expenses	(36,567,001)	(5,229,012)	(36,223,094)	(35,354,250)
Operating profit	35,834,867	5,124,317	29,583,990	27,709,144
Other income/(expenses):
Investment income, net	731,511	104,605	355,286	1,306,722
Interest income, net	3,953,486	565,341	4,920,915	4,120,418
Exchange (losses)/gains, net	(775,937)	(110,958)	255,430	(132,999)
Other, net	1,086,543	155,374	602,134	1,053,642
Income before tax	40,830,470	5,838,679	35,717,755	34,056,927
Income tax	(6,032,686)	(862,663)	(5,461,408)	(4,699,704)
Net income	34,797,784	4,976,016	30,256,347	29,357,223
Accretion of redeemable noncontrolling interests	(4,266)	(610)	(3,919)	(3,589)
Net loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	(1,033,718)	(147,820)	(554,819)	62,918
Net income attributable to the Company's shareholders	33,759,800	4,827,586	29,697,609	29,416,552
Other comprehensive income
Foreign currency translation adjustment	(1,345,664)	(192,427)	424,356	221,872
Total comprehensive income	33,452,120	4,783,589	30,680,703	29,579,095
Comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	(932,631)	(133,364)	(589,148)	26,040
Comprehensive income attributable to the Company's shareholders	¥ 32,519,489	$ 4,650,225	¥ 30,091,555	¥ 29,605,135
Net income per share, basic (in CNY and dollars per share) | (per share)	¥ 10.59	$ 1.52	¥ 9.28	¥ 9.15
Net income per share, diluted (in CNY and dollars per share) | (per share)	10.48	1.5	9.19	9.05
Net income per ADS, basic (in CNY and dollars per share) | (per share)	52.97	7.58	46.4	45.73
Net income per ADS, diluted (in CNY and dollars per share) | (per share)	¥ 52.42	$ 7.5	¥ 45.95	¥ 45.23
Weighted average number of ordinary shares outstanding, basic (in shares)	3,186,454	3,186,454	3,200,453	3,216,475
Weighted average number of ADS outstanding, basic (in shares)	637,291	637,291	640,091	643,295
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,218,174	3,218,174	3,230,602	3,252,029
Weighted average number of ADS outstanding, diluted (in shares)	643,635	643,635	646,120	650,406